SUBSEQUENT EVENTS - Schedule of subsequent events (Details) - Subsequent Events [Member] $ in Millions	1 Months Ended
Feb. 28, 2026 USD ($)
Cyclops Security Ltd [Member]
Subsequent Event [Line Items]
Acquired, percentage	100.00%
Total consideration	$ 53.7
Cyata Security Ltd [Member]
Subsequent Event [Line Items]
Acquired, percentage	100.00%
Total consideration	$ 44.0